Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A beginning on page 50 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:

	Current CEO	Former CEO	Current CEO	Former CEO			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (millions)(7)	APS Adjusted Earnings (millions)(8)
2025	8,414,652	2,828,115	8,814,543	5,854,175	3,082,551	3,618,539	138	144	632	667
2024	N/A	10,974,308	N/A	17,203,531	3,587,732	5,232,784	127	129	626	642
2023	N/A	9,322,192	N/A	10,889,494	2,944,101	3,263,608	103	108	519	556
2022	N/A	8,358,317	N/A	9,453,300	2,542,827	2,749,796	104	118	501	525
2021	N/A	8,100,157	N/A	5,532,436	2,842,352	2,219,429	92	117	636	632

Company Selected Measure Name	APS Adjusted Earnings
Named Executive Officers, Footnote	During fiscal 2025, Mr. Geisler and Mr. Guldner each served as our CEO for a period of time, further described in the Compensation Discussion and Analysis on page 50. Mr. Guldner served as our CEO from 2021 through 2024 The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Geisler and Mr. Guldner (our current and former CEO also known as the Principal Executive Officer (“PEO”)) for each corresponding year in which each served as our CEO in the “Total” column of the Summary Compensation Table.The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for Fiscal 2025, Andrew D. Cooper, Shirley A. Baum, Adam C. Heflin, Jacob Tetlow, and Robert E. Smith; (ii) for Fiscal 2024, Andrew D. Cooper, Theodore N. Geisler, Adam C. Heflin, and Jacob Tetlow; (iii) for Fiscal 2023, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, and Robert E. Smith; (iv) for 2022, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, Maria L. Lacal, Robert E. Smith, and Jacob Tetlow; (v) for Fiscal 2021, Theodore N. Geisler, James R. Hatfield, Maria L. Lacal, and Robert E. Smith.
Peer Group Issuers, Footnote	Cumulative peer group TSR, as required by Item 402(v) of Regulation S-K, is calculated using the same methodology used in calculating the Company’s cumulative TSR. Further, in calculating the peer group cumulative TSR, the returns of each component issuer is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: EEI Index.
PEO Total Compensation Amount		$ 10,974,308	$ 9,322,192	$ 8,358,317	$ 8,100,157
PEO Actually Paid Compensation Amount		17,203,531	10,889,494	9,453,300	5,532,436
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Geisler and Mr. Guldner, as computed in accordance with Item 402(v) of Regulation S-K, for the years in which each served as our CEO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Geisler and Mr. Guldner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Geisler's and lMr. Guldner’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)(d)	Compensation Actually Paid to PEO ($)
Current CEO
2025	8,414,652	(5,257,108)	5,870,007	(321,419)	108,411	8,814,543
Former CEO
2025	2,828,115	—	4,038,001	(1,455,745)	443,804	5,854,175
2024	10,974,308	(6,139,342)	13,182,490	(1,231,543)	417,618	17,203,531
2023	9,322,192	(5,028,405)	7,440,754	(1,223,951)	378,904	10,889,494
2022	8,358,317	(4,577,787)	6,135,632	(890,667)	427,805	9,453,300
2021	8,100,157	(4,079,762)	2,111,502	(1,021,838)	422,377	5,532,436
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	Year Over Year Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Value of Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Current CEO
2025	4,576,222	533,306	0	342,424	0	418,055	5,870,007
Former CEO
2025	0	1,918,952	0	1,161,330	0	957,719	4,038,001
2024	7,737,927	2,204,938	0	2,000,139	0	1,239,486	13,182,490
2023	5,041,324	961,712	0	840,730	0	596,988	7,440,754
2022	5,292,090	102,694	0	303,819	0	437,029	6,135,632
2021	2,680,491	(646,196)	0	(184,196)	0	261,403	2,111,502
(c)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Geisler and Mr. Guldner during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. generally accepted accounting principles (“GAAP”). The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
Current CEO
2025	108,411	0	108,411
Former CEO
2025	443,804	0	443,804
2024	417,618	0	417,618
2023	378,904	0	378,904
2022	427,805	0	427,805
2021	422,377	0	422,377
2020	384,393	0	384,393

Non-PEO NEO Average Total Compensation Amount	$ 3,082,551	3,587,732	2,944,101	2,542,827	2,842,352
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,618,539	5,232,784	3,263,608	2,749,796	2,219,429
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to these non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	3,082,551	(1,415,094)	2,120,225	(331,447)	162,302	3,618,539
2024	3,587,732	(1,743,438)	3,387,889	(145,026)	145,627	5,232,784
2023	2,944,101	(1,282,494)	1,687,847	(229,852)	144,005	3,263,608
2022	2,542,827	(1,239,053)	1,333,714	(6,888)	119,197	2,749,796
2021	2,842,352	(977,983)	522,865	(360,916)	193,111	2,219,429
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Covered Fiscal Year	Year Over Year Average Change in Fair Value as of the End of the Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Year Over Year Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Average Value of Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	1,288,234	368,505	0	226,376	0	237,110	2,120,225
2024	2,118,766	588,971	0	391,803	0	288,349	3,387,889
2023	1,284,440	190,416	0	84,720	0	128,271	1,687,847
2022	1,214,197	17,094	0	31,981	0	70,442	1,333,714
2021	657,909	(157,946)	0	(49,765)	0	72,667	522,865
(b)The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	162,302	0	162,302
2024	145,627	0	145,627
2023	144,005	0	144,005
2022	119,197	0	119,197
2021	193,111	0	193,111

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR

■	Compensation Actually Paid (Former PEO)	■	Compensation Actually Paid (Current PEO)	Avg. Compensation Actually Paid (Non-PEO NEO)	Company TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income

■	Compensation Actually Paid (Former PEO)	■	Compensation Actually Paid (Current PEO)	Average for Non-PEO NEOs	Net Income (millions)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and APS Adjusted Earnings

■	Compensation Actually Paid (Former PEO)	■	Compensation Actually Paid (Current PEO)	Avg. Compensation Actually Paid (Non-PEO NEO)	APS Adjusted Earnings

Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group

Company TSR	Peer Group TSR (EEI Index TSR)
	Value of $100 Invested as of December 31, 2020, with Dividends Reinvested
Tabular List, Table
Financial Performance Measures
The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for fiscal year 2025 to the Company’s performance, are as follows:
•Relative TSR
•PNW Earnings Per Share
•MW Installed
•APS Adjusted Earnings
•Safety
•Capital Expenditures
•Customer Satisfaction

Total Shareholder Return Amount	$ 138	127	103	104	92
Peer Group Total Shareholder Return Amount	144	129	108	118	117
Net Income (Loss)	$ 632,000,000	$ 626,000,000	$ 519,000,000	$ 501,000,000	$ 636,000,000
Company Selected Measure Amount	667,000,000	642,000,000	555,600,000	525,000,000	632,000,000
PEO Name	Mr. Geisler
Additional 402(v) Disclosure	Cumulative TSR, as required by Item 402(v) of Regulation S-K, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in PNW’s audited financial statements for the applicable year, as required. For further details, see Consolidated Statements of Income in the Pinnacle West/APS Annual Report on Form 10-K for fiscal years ended December 31, 2021 through December 31, 2025.Adjusted APS earnings (“APS Adjusted Earnings”) is APS earnings calculated in accordance with GAAP, as adjusted by the Committee for purposes of the annual incentive plans, as follows: (i) for the APS 2021, 2022, 2024 and 2025 Annual Incentive Award Plans and the APS 2021 and 2022 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted; (ii) for the APS 2023 Annual Incentive Award Plan and the APS 2023 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were adjusted from $547.3 million to $555.6 million due to a budget correction to a tax allocation that was made within the Pinnacle West consolidated group of companies.
Company Selected Measure, Prior To Adjustment			547,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	PNW Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	MW Installed
Measure:: 4
Pay vs Performance Disclosure
Name	APS Adjusted Earnings
Measure:: 5
Pay vs Performance Disclosure
Name	Safety
Measure:: 6
Pay vs Performance Disclosure
Name	Capital Expenditures
Measure:: 7
Pay vs Performance Disclosure
Name	Customer Satisfaction
Mr. Geisler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,414,652
PEO Actually Paid Compensation Amount	8,814,543
Mr. Guldner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,828,115
PEO Actually Paid Compensation Amount	5,854,175
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,231,543)	$ (1,223,951)	$ (890,667)	$ (1,021,838)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		417,618	378,904	427,805	422,377	$ 384,393
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		417,618	378,904	427,805	422,377	384,393
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,139,342)	(5,028,405)	(4,577,787)	(4,079,762)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,182,490	7,440,754	6,135,632	2,111,502
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,737,927	5,041,324	5,292,090	2,680,491
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,204,938	961,712	102,694	(646,196)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,000,139	840,730	303,819	(184,196)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,239,486	596,988	437,029	261,403
PEO | Mr. Geisler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321,419)
PEO | Mr. Geisler [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,411
PEO | Mr. Geisler [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,411
PEO | Mr. Geisler [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Geisler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,257,108)
PEO | Mr. Geisler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,870,007
PEO | Mr. Geisler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,576,222
PEO | Mr. Geisler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,306
PEO | Mr. Geisler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Geisler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,424
PEO | Mr. Geisler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Geisler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,055
PEO | Mr. Guldner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,455,745)
PEO | Mr. Guldner [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,804
PEO | Mr. Guldner [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,804
PEO | Mr. Guldner [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Guldner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Guldner [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,038,001
PEO | Mr. Guldner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Guldner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,918,952
PEO | Mr. Guldner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Guldner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,161,330
PEO | Mr. Guldner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Guldner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	957,719
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(331,447)	(145,026)	(229,852)	(6,888)	(360,916)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,302	145,627	144,005	119,197	193,111
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,302	145,627	144,005	119,197	193,111
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,415,094)	(1,743,438)	(1,282,494)	(1,239,053)	(977,983)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,120,225	3,387,889	1,687,847	1,333,714	522,865
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,288,234	2,118,766	1,284,440	1,214,197	657,909
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,505	588,971	190,416	17,094	(157,946)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,376	391,803	84,720	31,981	(49,765)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 237,110	$ 288,349	$ 128,271	$ 70,442	$ 72,667